Average Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement Income Fund	Sep. 29, 2023
Fidelity Managed Retirement Income Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(11.58%)
Since Inception	0.57%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(1.94%)	[1]
IXZNC
Average Annual Return:
Past 1 year	(11.04%)
Since Inception	0.72%	[1]

[1]	AFrom August 1, 2019.